Financial Instruments and Risk Management (Tables)	12 Months Ended
Dec. 31, 2022
Financial Instruments [Abstract]
Disclosure of financial assets
The carrying value and fair value of the Company's financial instruments carried on the consolidated statements of financial position are classified into the following categories:

	December 31, 2022		December 31, 2021
	Carrying value	Fair value	Carrying value	Fair value	Fair Value Measurement Hierarchy
Financial Assets
FVTPL
Financial Derivatives	$10,105	$10,105	$8,654	$8,654	Level 2
Total	$10,105	$10,105	$8,654	$8,654

Amortized cost
Cash	$5,464	$5,464	$—	$—	—
Trade and other receivables	228,485	228,485	173,409	173,409	—
Total	$233,949	$233,949	$173,409	$173,409

Financial Liabilities
FVTPL
Financial Derivatives	$—	$—	$(134,020)	$(134,020)	Level 2
Total	$—	$—	$(134,020)	$(134,020)

Amortized cost
Trade and other payables	$(281,404)	$(281,404)	$(190,692)	$(190,692)	—
Credit Facilities	(383,031)	(385,394)	(505,171)	(506,514)	—
Long-term notes	(547,598)	(563,292)	(874,527)	(917,889)	Level 1
Total	$(1,212,033)	$(1,230,090)	$(1,570,390)	$(1,615,095)

Disclosure of financial liabilities
The carrying value and fair value of the Company's financial instruments carried on the consolidated statements of financial position are classified into the following categories:

	December 31, 2022		December 31, 2021
	Carrying value	Fair value	Carrying value	Fair value	Fair Value Measurement Hierarchy
Financial Assets
FVTPL
Financial Derivatives	$10,105	$10,105	$8,654	$8,654	Level 2
Total	$10,105	$10,105	$8,654	$8,654

Amortized cost
Cash	$5,464	$5,464	$—	$—	—
Trade and other receivables	228,485	228,485	173,409	173,409	—
Total	$233,949	$233,949	$173,409	$173,409

Financial Liabilities
FVTPL
Financial Derivatives	$—	$—	$(134,020)	$(134,020)	Level 2
Total	$—	$—	$(134,020)	$(134,020)

Amortized cost
Trade and other payables	$(281,404)	$(281,404)	$(190,692)	$(190,692)	—
Credit Facilities	(383,031)	(385,394)	(505,171)	(506,514)	—
Long-term notes	(547,598)	(563,292)	(874,527)	(917,889)	Level 1
Total	$(1,212,033)	$(1,230,090)	$(1,570,390)	$(1,615,095)

Carrying amounts of U.S. dollar denominated monetary assets and liabilities
The carrying amounts of the Company’s U.S. dollar denominated monetary assets and liabilities recorded in entities with a Canadian dollar functional currency at the reporting date are as follows:

	Assets		Liabilities
	December 31, 2022	December 31, 2021	December 31, 2022	December 31, 2021
U.S. dollar denominated	US$6,980	US$602,503	US$430,171	US$829,934

Disclosure of financial derivative contracts
Baytex had the following commodity financial derivative contracts outstanding as at February 23, 2023.

	Period	Volume	Price/Unit (1)	Index
Oil
3-way option (2)	Jan 2023 to Dec 2023	2,000 bbl/d	US$55.00/US$66.00/US$84.00	WTI
3-way option (2)	Jan 2023 to Dec 2023	2,500 bbl/d	US$60.00/US$75.00/US$91.54	WTI
3-way option (2)	Jan 2023 to Dec 2023	2,500 bbl/d	US$65.00/US$85.00/US$100.00	WTI
3-way option (2)	Jan 2023 to Dec 2023	2,500 bbl/d	US$65.00/US$85.00/US$106.50	WTI
Basis Swap (3)	Apr 2023 to Dec 2023	1,500 bbl/d	WTI less US$2.50/bbl	MSW
(1)Based on the weighted average price per unit for the period.
(2)Producer 3-way option consists of a sold call, a bought put and a sold put. To illustrate, in a US$65.00/US$85.00/US$100.00 contract, Baytex receives WTI plus US$20.00/bbl when WTI is at or below US$65.00/bbl; Baytex receives US$85.00/bbl when WTI is between US$65.00/bbl and US$85.00/bbl; Baytex receives the market price when WTI is between US$85.00/bbl and US$100.00/bbl; and Baytex receives US$100.00/bbl when WTI is above US$100.00/bbl.
(3)Contracts entered subsequent to December 31, 2022.

Disclosure of financial derivatives marked-to-market
The following table sets forth the realized and unrealized gains and losses recorded on financial derivatives.

	Years Ended December 31
	2022	2021
Realized financial derivatives loss	$334,481	$184,241
Unrealized financial derivatives (gain) loss	(135,471)	103,631
Financial derivatives loss	$199,010	$287,872

Disclosure of cash outflows relating to financial liabilities
The timing of cash outflows relating to financial liabilities as at December 31, 2022 is outlined in the table below:

	Total	Less than 1 year	1-3 years	3-5 years	Beyond 5 years
Trade and other payables	$281,404	$272,195	$9,209	$—	$—
Credit Facilities - principal (1)	385,394	—	—	385,394	—
Long-term notes - principal (2)	554,597	—	—	554,597	—
Interest on long-term notes (3)	206,340	48,527	97,054	60,759	—
Lease obligations - principal	6,760	3,641	2,822	297	—
	$1,434,495	$324,363	$109,085	$1,001,047	$—
(1)On April 1, 2022, Baytex extended the maturity of the Credit Facilities to April 1, 2026.
(2)The US$409.8 million principal amount of 8.75% senior unsecured notes is due April 1, 2027.
(3)Excludes interest on Credit Facilities as interest payments on Credit Facilities fluctuate based on amounts outstanding and the prevailing interest rate at the time of borrowing.

Trade and other receivables aging
The Company's trade and other receivables, net of the allowance for doubtful accounts, were aged as follows at December 31, 2022.

Trade and Other Receivables Aging	December 31, 2022	December 31, 2021
Current (less than 30 days)	$222,721	$171,058
31-60 days	1,993	441
61-90 days	766	107
Past due (more than 90 days)	3,005	1,803
	$228,485	$173,409